3. INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 1
Current tax provision	$ 3,000	$ 1,197
Deferred tax provision	(2,473,675)	(30,447)
Valuation allowance	2,473,675	30,447
Total income tax provision	$ 3,000	$ 1,197